DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF

May 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Communication Services - 2.9%
Activision Blizzard, Inc.	1,715	$123,446
Alphabet, Inc., Class A*	48	68,809
Alphabet, Inc., Class C*	48	68,588
Altice USA, Inc., Class A*	2,316	59,568
AT&T, Inc.	2,347	72,428
Cable One, Inc.	135	254,730
CenturyLink, Inc.(a)	5,684	55,874
Charter Communications, Inc., Class A*	229	124,576
Cinemark Holdings, Inc.	1,336	20,080
Comcast Corp., Class A	1,718	68,033
Discovery, Inc., Class C*	708	13,870
DISH Network Corp., Class A*	4,015	127,075
Electronic Arts, Inc.*	1,551	190,587
Facebook, Inc., Class A*	272	61,224
Fox Corp., Class A	9,771	285,020
Fox Corp., Class B	5,645	162,463
IAC/interactivecorp*	868	234,681
Interpublic Group of Cos., Inc.	5,702	97,561
John Wiley & Sons, Inc., Class A	1,000	40,200
Liberty Broadband Corp., Class C*	191	26,094
Liberty Media Corp.-Liberty Formula One, Class C*	453	15,696
Liberty Media Corp-Liberty SiriusXM, Class A*	1,398	51,027
Liberty Media Corp-Liberty SiriusXM, Class C*	2,998	109,337
Live Nation Entertainment, Inc.*(a)	1,292	63,515
Madison Square Garden Corp.*	177	30,201
Madison Square Garden Entertainment Corp.*	177	14,024
Match Group, Inc.*(a)	249	22,171
New York Times Co., Class A(a)	4,021	157,744
News Corp., Class A	15,503	189,912
News Corp., Class B	4,978	61,030
Nexstar Media Group, Inc., Class A	1,000	83,310
Omnicom Group, Inc.	4,075	223,269
Sinclair Broadcast Group, Inc., Class A	1,153	21,550
Sirius XM Holdings, Inc.	11,190	65,126
Spotify Technology SA*	105	18,998
Take-Two Interactive Software, Inc.*	933	127,047
T-Mobile US, Inc.*	671	67,127
Verizon Communications, Inc.	920	52,790
ViacomCBS, Inc., Class B(a)	1,184	24,556
Zynga, Inc., Class A*	13,650	124,897

(Cost $3,784,195)		3,678,234

Consumer Discretionary - 15.1%
Advance Auto Parts, Inc.	773	107,694
Amazon.com, Inc.*	16	39,078
Aptiv PLC	4,327	326,039
Aramark	11,647	301,541
AutoNation, Inc.*	2,472	97,595
AutoZone, Inc.*	542	622,140
Best Buy Co., Inc.	10,244	799,954
Booking Holdings, Inc.*	67	109,841
BorgWarner, Inc.(a)	7,458	239,775
Bright Horizons Family Solutions, Inc.*	1,043	116,691
Brunswick Corp.	1,640	90,216
Burlington Stores, Inc.*	773	162,075
CarMax, Inc.*(a)	2,461	216,691
Carnival Corp.(a)	2,668	41,994
Carter’s, Inc.(a)	3,525	302,833
Chipotle Mexican Grill, Inc.*	208	208,813
Choice Hotels International, Inc.	710	57,389
Columbia Sportswear Co.(a)	431	31,489
D.R. Horton, Inc.	9,397	519,654
Darden Restaurants, Inc.	3,463	266,166
Dick’s Sporting Goods, Inc.(a)	3,085	111,245
Dollar General Corp.	4,698	899,714
Dollar Tree, Inc.*	1,527	149,448
Domino’s Pizza, Inc.	568	219,157
Dunkin’ Brands Group, Inc.	1,417	90,504
eBay, Inc.	13,897	632,869
Expedia Group, Inc.	272	21,619
Extended Stay America, Inc.	2,117	24,346
Five Below, Inc.*	375	39,244
Floor & Decor Holdings, Inc., Class A*	191	9,932
Foot Locker, Inc.	1,057	29,279
Ford Motor Co.	25,927	148,043
frontdoor, Inc.*	244	11,139
Gap, Inc.	524	4,664
Garmin Ltd.	4,493	405,134
General Motors Co.	4,180	108,178
Gentex Corp.	20,017	529,249
Genuine Parts Co.	4,126	344,150
Goodyear Tire & Rubber Co.	972	7,397
Graham Holdings Co., Class B	129	46,212
Grand Canyon Education, Inc.*	288	28,106
H&R Block, Inc.	3,689	62,713
Hanesbrands, Inc.(a)	8,823	86,995
Harley-Davidson, Inc.(a)	5,288	112,846
Hasbro, Inc.	753	55,353
Hilton Grand Vacations, Inc.*	563	12,127
Hilton Worldwide Holdings, Inc.	2,047	162,348
Home Depot, Inc.	792	196,796
Hyatt Hotels Corp., Class A	1,078	59,387
Kohl’s Corp.	1,319	25,351
Las Vegas Sands Corp.	1,620	77,663
Lear Corp.	2,079	220,478
Leggett & Platt, Inc.(a)	9,676	295,989
Lennar Corp., Class A	3,894	235,431
Lennar Corp., Class B	409	18,356
LKQ Corp.*	8,790	241,373

Lowe’s Cos., Inc.	2,441	318,184
Lululemon Athletica, Inc.*	663	198,963
Marriott International, Inc., Class A	1,156	102,306
McDonald’s Corp.	321	59,809
MGM Resorts International	3,311	56,883
Mohawk Industries, Inc.*	1,862	173,538
Newell Brands, Inc.(a)	431	5,668
NIKE, Inc., Class B	1,791	176,557
Nordstrom, Inc.(a)	502	8,097
Norwegian Cruise Line Holdings Ltd.*(a)	5,201	81,448
NVR, Inc.*	221	711,976
Ollie’s Bargain Outlet Holdings, Inc.*(a)	192	17,558
O’Reilly Automotive, Inc.*	852	355,488
Penske Automotive Group, Inc.(a)	1,455	52,031
Planet Fitness, Inc., Class A*	781	50,476
Polaris, Inc.	695	60,701
Pool Corp.	1,062	285,699
PulteGroup, Inc.	25,209	856,350
PVH Corp.	1,138	51,745
Ralph Lauren Corp.	1,014	76,567
Ross Stores, Inc.	5,071	491,684
Royal Caribbean Cruises Ltd.	1,780	92,329
Service Corp. International	2,194	86,509
Six Flags Entertainment Corp.	516	11,858
Skechers U.S.A., Inc., Class A*	591	18,510
Starbucks Corp.	3,555	277,254
Tapestry, Inc.	1,188	16,157
Target Corp.	4,381	535,928
Tempur Sealy International, Inc.*	393	25,635
Thor Industries, Inc.	511	44,048
Tiffany & Co.	1,905	244,088
TJX Cos., Inc.	9,999	527,547
Toll Brothers, Inc.	7,779	251,340
Tractor Supply Co.	4,089	498,940
Ulta Beauty, Inc.*	477	116,393
Urban Outfitters, Inc.*	431	7,301
Vail Resorts, Inc.(a)	553	109,677
VF Corp.	3,244	181,988
Wendy’s Co.	7,580	161,151
Whirlpool Corp.	3,009	366,556
Williams-Sonoma, Inc.(a)	7,454	620,247
Wyndham Destinations, Inc.	4,646	147,743
Wyndham Hotels & Resorts, Inc.	352	16,167
Yum China Holdings, Inc.	6,209	287,725
Yum! Brands, Inc.	2,302	206,558

(Cost $20,460,468)		19,423,880

Consumer Staples - 5.3%
Altria Group, Inc.	2,042	79,740
Archer-Daniels-Midland Co.	1,018	40,018
Brown-Forman Corp., Class A	436	25,877
Brown-Forman Corp., Class B(a)	1,158	76,347
Bunge Ltd.	209	8,155
Campbell Soup Co.	3,094	157,732
Casey’s General Stores, Inc.(a)	2,543	406,193
Church & Dwight Co., Inc.	1,561	117,184
Clorox Co.	790	162,937
Coca-Cola Co.	385	17,972
Colgate-Palmolive Co.	3,107	224,729
Conagra Brands, Inc.	773	26,893
Constellation Brands, Inc., Class A	645	111,391
Costco Wholesale Corp.	1,456	449,132
Estee Lauder Cos., Inc., Class A	3,463	683,839
Flowers Foods, Inc.	4,220	99,550
General Mills, Inc.	9,495	598,565
Grocery Outlet Holding Corp.*(a)	559	20,577
Hain Celestial Group, Inc.*	315	9,916
Herbalife Nutrition Ltd.*	182	7,979
Hershey Co.	1,552	210,575
Hormel Foods Corp.	1,871	91,361
Ingredion, Inc.	1,318	111,015
JM Smucker Co.	1,447	164,857
Kellogg Co.	2,223	145,184
Kimberly-Clark Corp.	1,928	272,696
Kroger Co.	3,143	102,525
Lamb Weston Holdings, Inc.	1,799	108,048
McCormick & Co., Inc.	749	131,195
Molson Coors Beverage Co., Class B	1,796	68,176
Mondelez International, Inc., Class A	3,859	201,131
Monster Beverage Corp.*	2,110	151,730
PepsiCo, Inc.	920	121,026
Philip Morris International, Inc.	2,712	198,952
Pilgrim’s Pride Corp.*	2,206	45,598
Post Holdings, Inc.*	691	60,158
Procter & Gamble Co.	355	41,152
Seaboard Corp.	9	26,460
Spectrum Brands Holdings, Inc.(a)	2,665	126,108
Sprouts Farmers Market, Inc.*	990	24,879
Sysco Corp.	8,486	468,088
TreeHouse Foods, Inc.*	238	12,545
Tyson Foods, Inc., Class A	6,301	387,133
US Foods Holding Corp.*	7,775	148,814
Walgreens Boots Alliance, Inc.	2,033	87,297
Walmart, Inc.	384	47,639

(Cost $6,926,931)		6,879,068

Energy - 1.9%
Apache Corp.(a)	885	9,549
Baker Hughes Co.	2,443	40,334
Cabot Oil & Gas Corp.	1,338	26,546
Cheniere Energy, Inc.*	464	20,578
Chevron Corp.	1,238	113,525
Cimarex Energy Co.	353	9,277
ConocoPhillips	2,192	92,458
Devon Energy Corp.	1,473	15,923
EOG Resources, Inc.	993	50,613

Exxon Mobil Corp.	970	44,106
Halliburton Co.	1,257	14,770
Helmerich & Payne, Inc.	511	10,286
Hess Corp.	511	24,257
HollyFrontier Corp.	2,204	69,316
Kinder Morgan, Inc.	5,041	79,648
National Oilwell Varco, Inc.(a)	333	4,152
Noble Energy, Inc.(a)	1,718	14,998
Occidental Petroleum Corp.(a)	786	10,179
ONEOK, Inc.	998	36,617
Parsley Energy, Inc., Class A	993	9,076
PBF Energy, Inc., Class A(a)	727	7,721
Phillips 66	11,972	936,929
Pioneer Natural Resources Co.	1,191	109,096
Schlumberger Ltd.	2,076	38,344
Valero Energy Corp.	9,604	640,010

(Cost $3,543,946)		2,428,308

Financials - 13.0%
Affiliated Managers Group, Inc.	270	17,987
Aflac, Inc.	4,572	166,741
AGNC Investment Corp. REIT	1,634	21,144
Alleghany Corp.	57	29,247
Allstate Corp.	3,402	332,750
Ally Financial, Inc.	7,072	123,336
American Express Co.	1,213	115,320
American Financial Group, Inc.	1,299	78,252
American International Group, Inc.	1,147	34,479
Ameriprise Financial, Inc.	1,688	236,438
Annaly Capital Management, Inc. REIT	3,048	18,776
Aon PLC, Class A	975	192,026
Arch Capital Group Ltd.*	6,905	194,859
Arthur J Gallagher & Co.	2,911	274,449
Associated Banc-Corp.	1,933	27,081
Assurant, Inc.	1,094	112,223
Assured Guaranty Ltd.	3,466	89,873
Athene Holding Ltd., Class A*	1,795	51,858
Axis Capital Holdings Ltd.	559	20,985
Bank of America Corp.	671	16,185
Bank of Hawaii Corp.	773	49,727
Bank of New York Mellon Corp.	1,400	52,038
Bank OZK	1,477	33,218
BankUnited, Inc.	1,798	33,227
Berkshire Hathaway, Inc., Class B*	59	10,949
BGC Partners, Inc., Class A	4,375	11,266
BlackRock, Inc.	140	74,010
BOK Financial Corp.(a)	90	4,585
Brighthouse Financial, Inc.*	853	25,343
Brown & Brown, Inc.	7,029	282,566
Capital One Financial Corp.	2,501	170,168
Cboe Global Markets, Inc.	2,038	216,965
Charles Schwab Corp.	785	28,189
Chimera Investment Corp. REIT(a)	4,522	37,578
Chubb Ltd.	854	104,137
Cincinnati Financial Corp.	997	58,773
CIT Group, Inc.	1,551	28,135
Citigroup, Inc.	1,132	54,234
Citizens Financial Group, Inc.	3,713	89,483
CME Group, Inc.	182	33,233
CNA Financial Corp.	479	14,480
Comerica, Inc.	1,079	39,222
Commerce Bancshares, Inc.(a)	1,080	68,828
Credit Acceptance Corp.*(a)	138	51,035
Cullen/Frost Bankers, Inc.(a)	431	32,743
Discover Financial Services	6,016	285,820
E*TRADE Financial Corp.	1,214	55,286
East West Bancorp, Inc.	1,158	40,472
Eaton Vance Corp.	11,002	396,622
Equitable Holdings, Inc.	6,249	119,418
Erie Indemnity Co., Class A(a)	1,124	202,590
Evercore, Inc., Class A	3,013	166,046
Everest Re Group Ltd.	209	41,468
FactSet Research Systems, Inc.(a)	1,193	366,859
Fidelity National Financial, Inc.	16,239	518,024
Fifth Third Bancorp	6,411	124,309
First American Financial Corp.	8,176	412,806
First Citizens BancShares, Inc., Class A	130	50,050
First Hawaiian, Inc.	2,112	36,432
First Horizon National Corp.(a)	5,048	47,199
First Republic Bank	708	76,584
FNB Corp.	6,894	51,085
Franklin Resources, Inc.(a)	2,593	48,930
Globe Life, Inc.	3,063	235,912
Goldman Sachs Group, Inc.	671	131,845
Hanover Insurance Group, Inc.	1,636	164,173
Hartford Financial Services Group, Inc.	5,378	205,924
Huntington Bancshares, Inc.	9,144	81,290
Interactive Brokers Group, Inc., Class A	245	10,376
Intercontinental Exchange, Inc.	920	89,470
Invesco Ltd.(a)	5,045	40,209
Janus Henderson Group PLC(a)	8,182	176,404
Jefferies Financial Group, Inc.	2,848	41,723
JPMorgan Chase & Co.	128	12,456
Kemper Corp.	515	32,651
KeyCorp	8,539	101,187
Lazard Ltd., Class A	5,363	144,050
Legg Mason, Inc.	1,102	54,913
Lincoln National Corp.	1,472	55,833
Loews Corp.	2,197	73,028
LPL Financial Holdings, Inc.	2,738	195,466
M&T Bank Corp.	796	84,105
Markel Corp.*	27	24,230
MarketAxess Holdings, Inc.	579	294,474
Marsh & McLennan Cos., Inc.	3,530	373,898
MetLife, Inc.	2,822	101,620

MFA Financial, Inc. REIT	11,237	18,991
MGIC Investment Corp.	35,034	287,629
Moody’s Corp.	2,008	536,959
Morgan Stanley	1,322	58,432
Morningstar, Inc.	998	153,013
MSCI, Inc.	1,981	651,452
Nasdaq, Inc.	1,902	225,311
Navient Corp.	2,623	19,515
New Residential Investment Corp. REIT	4,641	33,276
New York Community Bancorp, Inc.	7,661	76,993
Northern Trust Corp.	1,027	81,143
Old Republic International Corp.	4,961	77,342
OneMain Holdings, Inc.	223	5,203
PacWest Bancorp	2,173	37,615
People’s United Financial, Inc.	4,116	47,128
Pinnacle Financial Partners, Inc.	1,080	43,038
PNC Financial Services Group, Inc.	1,000	114,040
Popular, Inc.	1,475	58,248
Primerica, Inc.	781	88,753
Principal Financial Group, Inc.	3,463	133,741
Progressive Corp.	8,367	649,949
Prosperity Bancshares, Inc.	431	28,183
Prudential Financial, Inc.	1,316	80,223
Raymond James Financial, Inc.	1,716	118,884
Regions Financial Corp.	8,098	91,588
Reinsurance Group of America, Inc.	991	89,933
RenaissanceRe Holdings Ltd.	772	129,588
S&P Global, Inc.	1,670	542,783
Santander Consumer USA Holdings, Inc.(a)	1,399	23,125
SEI Investments Co.	7,452	404,047
Signature Bank	508	52,278
SLM Corp.(a)	1,919	14,546
Starwood Property Trust, Inc. REIT	3,093	41,013
State Street Corp.	1,716	104,607
Sterling Bancorp	3,243	39,889
SVB Financial Group*	143	30,709
Synchrony Financial	15,832	322,498
Synovus Financial Corp.	1,715	32,911
T. Rowe Price Group, Inc.	5,814	702,913
TCF Financial Corp.(a)	837	24,206
TD Ameritrade Holding Corp.	490	18,262
Travelers Cos., Inc.	1,476	157,902
Truist Financial Corp.	1,238	45,534
Two Harbors Investment Corp. REIT	1,788	8,082
Umpqua Holdings Corp.	2,308	26,288
Unum Group	1,477	22,377
US Bancorp	1,936	68,844
Voya Financial, Inc.	2,641	118,977
W.R. Berkley Corp.	3,063	177,501
Webster Financial Corp.	450	12,735
Wells Fargo & Co.	511	13,526
Western Alliance Bancorp	1,559	59,476
Willis Towers Watson PLC	773	156,842
Wintrust Financial Corp.	341	14,445
Zions Bancorp NA	2,239	73,674

(Cost $19,217,165)		16,769,538

Health Care - 9.8%
Abbott Laboratories	673	63,881
AbbVie, Inc.	965	89,426
Acadia Healthcare Co., Inc.*(a)	511	14,620
Agilent Technologies, Inc.	1,559	137,410
Alexion Pharmaceuticals, Inc.*	190	22,781
Align Technology, Inc.*	241	59,194
AmerisourceBergen Corp.	5,094	485,662
Amgen, Inc.	719	165,154
Anthem, Inc.	541	159,113
Avantor, Inc.*	2,273	43,119
Baxter International, Inc.	4,074	366,701
Becton Dickinson and Co.	262	64,696
Biogen, Inc.*	218	66,946
Bio-Rad Laboratories, Inc., Class A*	383	188,175
Bio-Techne Corp.	510	135,048
Boston Scientific Corp.*	1,210	45,968
Bristol-Myers Squibb Co.	1,559	93,103
Bruker Corp.	2,745	118,804
Cardinal Health, Inc.	11,960	654,092
Catalent, Inc.*	460	35,756
Centene Corp.*	533	35,311
Cerner Corp.	9,926	723,605
Change Healthcare, Inc.*	4,754	59,330
Charles River Laboratories International, Inc.*	541	97,196
Chemed Corp.	917	438,794
Cooper Cos., Inc.	431	136,618
Covetrus, Inc.*	9,570	146,230
CVS Health Corp.	109	7,147
Danaher Corp.	673	112,128
DaVita, Inc.*	2,927	236,970
DENTSPLY SIRONA, Inc.	988	45,962
Edwards Lifesciences Corp.*	865	194,383
Elanco Animal Health, Inc.*	674	14,430
Eli Lilly and Co.	477	72,957
Encompass Health Corp.	1,792	131,264
Envista Holdings Corp.*	1,563	33,042
Gilead Sciences, Inc.	1,579	122,894
HCA Healthcare, Inc.	1,158	123,790
Henry Schein, Inc.*	3,496	212,277
Hill-Rom Holdings, Inc.	913	92,825
Hologic, Inc.*	1,240	65,720
Humana, Inc.	1,078	442,681
IDEXX Laboratories, Inc.*	837	258,533
Illumina, Inc.*	83	30,133
Incyte Corp.*	237	24,153
Integra LifeSciences Holdings Corp.*	591	30,797
Intuitive Surgical, Inc.*	208	120,646

IQVIA Holdings, Inc.*	852	127,391
Jazz Pharmaceuticals PLC*	852	101,661
Johnson & Johnson	155	23,056
Laboratory Corp. of America Holdings*	2,894	507,376
Masimo Corp.*	1,275	306,242
McKesson Corp.	4,874	773,358
MEDNAX, Inc.*	398	6,181
Medtronic PLC	722	71,175
Merck & Co., Inc.	550	44,396
Mettler-Toledo International, Inc.*	307	244,065
Molina Healthcare, Inc.*	209	38,836
Penumbra, Inc.*	97	16,725
PerkinElmer, Inc.(a)	962	96,652
Perrigo Co. PLC	972	53,236
Pfizer, Inc.	472	18,026
PRA Health Sciences, Inc.*	638	66,033
Premier, Inc., Class A*	1,398	48,636
QIAGEN NV*	653	28,595
Quest Diagnostics, Inc.	3,028	358,152
Regeneron Pharmaceuticals, Inc.*	103	63,119
ResMed, Inc.	773	124,314
STERIS PLC	2,112	350,360
Stryker Corp.	614	120,178
Teleflex, Inc.	386	140,064
Thermo Fisher Scientific, Inc.	303	105,805
United Therapeutics Corp.*	415	48,949
UnitedHealth Group, Inc.	174	53,044
Universal Health Services, Inc., Class B	2,484	261,938
Varian Medical Systems, Inc.*	1,239	150,402
Veeva Systems, Inc., Class A*	964	210,991
Vertex Pharmaceuticals, Inc.*	128	36,859
Waters Corp.*	919	183,662
West Pharmaceutical Services, Inc.	2,491	538,156
Zimmer Biomet Holdings, Inc.	920	116,233
Zoetis, Inc.	1,377	191,940

(Cost $11,260,294)		12,645,271

Industrials - 17.2%
3M Co.	289	45,211
A O Smith Corp.(a)	4,761	226,147
Acuity Brands, Inc.	773	66,594
AECOM*	5,147	199,549
AGCO Corp.	4,496	248,314
Air Lease Corp.(a)	2,848	85,753
Alaska Air Group, Inc.	3,309	113,135
Allegion PLC	1,902	189,629
Allison Transmission Holdings, Inc.	3,073	115,914
AMERCO	154	49,665
American Airlines Group, Inc.(a)	871	9,145
AMETEK, Inc.	2,430	222,855
Armstrong World Industries, Inc.	1,944	146,558
Boeing Co.	187	27,274
BWX Technologies, Inc.	3,008	188,211
C.H. Robinson Worldwide, Inc.	1,794	145,547
Carlisle Cos., Inc.	2,928	350,950
Carrier Global Corp.*	346	7,083
Caterpillar, Inc.	852	102,351
Cintas Corp.	1,077	267,053
Clean Harbors, Inc.*	1,769	105,061
Colfax Corp.*(a)	1,239	34,766
Copa Holdings SA, Class A	596	26,141
Copart, Inc.*	5,215	466,169
CoreLogic, Inc.	1,154	57,192
CoStar Group, Inc.*	317	208,206
Crane Co.	1,129	62,908
CSX Corp.	1,399	100,140
Cummins, Inc.	4,741	804,074
Curtiss-Wright Corp.	1,483	148,745
Deere & Co.	618	94,010
Delta Air Lines, Inc.	6,886	173,596
Donaldson Co., Inc.	3,165	150,179
Dover Corp.	3,345	325,301
Eaton Corp. PLC	4,369	370,928
Emerson Electric Co.	4,336	264,583
Equifax, Inc.	1,226	188,265
Expeditors International of Washington, Inc.	4,210	321,518
Fastenal Co.	8,484	350,050
FedEx Corp.	513	66,977
Flowserve Corp.	1,146	29,911
Fortive Corp.	1,819	110,923
Fortune Brands Home & Security, Inc.	7,738	471,708
General Dynamics Corp.	800	117,464
General Electric Co.	1,670	10,972
Graco, Inc.	3,634	175,195
HD Supply Holdings, Inc.*	3,411	108,163
HEICO Corp.	530	53,403
HEICO Corp., Class A	1,098	92,177
Hexcel Corp.	3,361	121,635
Honeywell International, Inc.	1,000	145,850
Howmet Aerospace, Inc.	1,658	21,687
Hubbell, Inc.	1,367	167,348
Huntington Ingalls Industries, Inc.	2,631	525,911
IAA, Inc.*	2,988	122,508
IDEX Corp.	1,378	219,612
IHS Markit Ltd.	1,738	120,721
Illinois Tool Works, Inc.	1,953	336,814
Ingersoll Rand, Inc.*	2,475	69,795
ITT, Inc.	3,303	190,583
Jacobs Engineering Group, Inc.	997	83,768
JB Hunt Transport Services, Inc.	2,766	331,007
JetBlue Airways Corp.*	14,312	144,122
Johnson Controls International PLC	14,152	444,514
Kansas City Southern	1,702	256,185
KAR Auction Services, Inc.	10,751	154,277
Kirby Corp.*	750	38,460

Knight-Swift Transportation Holdings, Inc.(a)	7,172	298,427
L3Harris Technologies, Inc.	1,701	339,264
Landstar System, Inc.	2,255	262,166
Lennox International, Inc.	852	182,192
Lincoln Electric Holdings, Inc.(a)	1,796	147,577
Lockheed Martin Corp.	414	160,814
Lyft, Inc., Class A*(a)	307	9,597
Macquarie Infrastructure Corp.	1,617	45,907
ManpowerGroup, Inc.	4,958	342,796
Masco Corp.	11,777	549,397
Middleby Corp.*	410	27,921
MSC Industrial Direct Co., Inc., Class A	920	63,793
Nielsen Holdings PLC	539	7,487
Nordson Corp.	966	181,946
Norfolk Southern Corp.	1,000	178,290
Northrop Grumman Corp.	425	142,460
nVent Electric PLC	1,319	24,177
Old Dominion Freight Line, Inc.	2,543	435,082
Oshkosh Corp.	3,462	248,641
Otis Worldwide Corp.	173	9,108
Owens Corning	3,380	177,450
PACCAR, Inc.	8,079	596,715
Parker-Hannifin Corp.	1,402	252,318
Pentair PLC	4,206	164,623
Quanta Services, Inc.	5,920	218,626
Raytheon Technologies Corp.	4,541	292,985
Regal Beloit Corp.	1,200	95,448
Republic Services, Inc.	1,318	112,636
Robert Half International, Inc.	2,928	148,567
Rockwell Automation, Inc.	1,765	381,522
Rollins, Inc.(a)	1,275	53,295
Roper Technologies, Inc.	314	123,653
Ryder System, Inc.	933	31,965
Schneider National, Inc., Class B	3,412	82,468
Sensata Technologies Holding PLC*	1,793	63,920
Snap-on, Inc.(a)	1,841	238,759
Southwest Airlines Co.	10,133	325,269
Spirit AeroSystems Holdings, Inc., Class A	4,098	88,804
Stanley Black & Decker, Inc.	1,597	200,344
Stericycle, Inc.*	352	19,300
Teledyne Technologies, Inc.*	946	353,917
Textron, Inc.	2,749	85,137
Timken Co.	1,792	76,232
Toro Co.	4,339	308,373
Trane Technologies PLC	2,032	183,307
TransDigm Group, Inc.	217	92,186
TransUnion	956	82,493
Union Pacific Corp.	741	125,866
United Airlines Holdings, Inc.*	1,723	48,313
United Parcel Service, Inc., Class B	2,741	273,305
United Rentals, Inc.*(a)	382	53,056
Univar Solutions, Inc.*	4,641	71,750
Valmont Industries, Inc.	425	48,450
Verisk Analytics, Inc.	1,097	189,430
W.W. Grainger, Inc.	486	150,475
Waste Management, Inc.	1,961	209,337
Watsco, Inc.	1,577	280,564
WESCO International, Inc.*	1,200	39,960
Westinghouse Air Brake Technologies Corp.	432	26,382
Woodward, Inc.	2,006	137,571
XPO Logistics, Inc.*(a)	480	37,829
Xylem, Inc.	1,661	110,191

(Cost $23,516,979)		22,100,293

Information Technology - 17.5%
Accenture PLC, Class A	1,000	201,620
Adobe, Inc.*	422	163,145
Akamai Technologies, Inc.*	3,749	396,644
Amdocs Ltd.	7,338	456,864
Amphenol Corp., Class A	2,382	230,006
Analog Devices, Inc.	2,399	270,967
ANSYS, Inc.*	2,103	595,149
Apple, Inc.	1,056	335,745
Applied Materials, Inc.	5,465	307,024
Arista Networks, Inc.*	29	6,770
Arrow Electronics, Inc.*	1,683	116,262
Aspen Technology, Inc.*	1,783	188,356
Autodesk, Inc.*	108	22,721
Automatic Data Processing, Inc.	1,156	169,342
Avnet, Inc.	5,455	148,594
Black Knight, Inc.*	2,528	194,605
Booz Allen Hamilton Holding Corp.	4,460	355,730
Broadcom, Inc.	304	88,546
Broadridge Financial Solutions, Inc.	1,214	147,015
CACI International, Inc., Class A*	1,075	269,588
Cadence Design Systems, Inc.*	7,752	707,680
CDK Global, Inc.	752	29,561
CDW Corp.	6,699	742,986
Cerence, Inc.*	3,882	116,111
Ciena Corp.*	1,316	72,722
Cisco Systems, Inc.	2,527	120,841
Citrix Systems, Inc.	2,091	309,719
Cognex Corp.	1,512	85,791
Cognizant Technology Solutions Corp., Class A	5,186	274,858
Coherent, Inc.*(a)	48	6,970
Corning, Inc.	6,905	157,365
Dell Technologies, Inc., Class C*	676	33,557
Dolby Laboratories, Inc., Class A	1,798	109,193
EchoStar Corp., Class A*	1,079	33,622
Entegris, Inc.	3,802	227,664
EPAM Systems, Inc.*	2,016	464,970
Euronet Worldwide, Inc.*	1,079	102,214
F5 Networks, Inc.*	591	85,648
Fair Isaac Corp.*	419	168,710

Fidelity National Information Services, Inc.	426	59,142
Fiserv, Inc.*	802	85,630
FleetCor Technologies, Inc.*	514	125,308
FLIR Systems, Inc.	3,466	160,129
Fortinet, Inc.*	2,261	314,731
Gartner, Inc.*	807	98,212
Genpact Ltd.	6,279	225,730
Global Payments, Inc.	323	57,975
GoDaddy, Inc., Class A*	632	48,822
Guidewire Software, Inc.*(a)	421	43,186
Hewlett Packard Enterprise Co.	31,172	302,680
HP, Inc.	20,738	313,973
Intel Corp.	3,303	207,858
International Business Machines Corp.	2,705	337,855
Intuit, Inc.	1,357	393,964
IPG Photonics Corp.*(a)	188	29,215
Jabil, Inc.	11,075	331,364
Jack Henry & Associates, Inc.	1,080	195,329
Juniper Networks, Inc.	4,623	112,154
Keysight Technologies, Inc.*	2,622	283,517
KLA Corp.	852	149,918
Lam Research Corp.	2,363	646,682
Leidos Holdings, Inc.	6,835	719,657
Littelfuse, Inc.	149	24,211
LogMeIn, Inc.	431	36,592
Manhattan Associates, Inc.*	1,906	168,490
Mastercard, Inc., Class A	190	57,169
Maxim Integrated Products, Inc.	7,960	459,133
Microchip Technology, Inc.(a)	276	26,502
Micron Technology, Inc.*	1,396	66,882
Microsoft Corp.	920	168,590
MKS Instruments, Inc.	3,814	402,873
Monolithic Power Systems, Inc.	1,317	276,241
Motorola Solutions, Inc.	1,622	219,505
National Instruments Corp.	1,097	42,476
NCR Corp.*	2,504	45,197
NetApp, Inc.	4,594	204,617
NortonLifeLock, Inc.	3,531	80,436
Nuance Communications, Inc.*	5,602	128,174
NVIDIA Corp.	150	53,253
ON Semiconductor Corp.*	7,376	121,630
Oracle Corp.	2,045	109,960
PagerDuty, Inc.*	288	7,646
Palo Alto Networks, Inc.*	209	49,171
Paychex, Inc.	3,251	234,982
Paycom Software, Inc.*	175	52,015
Paylocity Holding Corp.*	128	16,641
PayPal Holdings, Inc.*	625	96,881
Pegasystems, Inc.	209	19,880
Proofpoint, Inc.*	218	25,347
Qorvo, Inc.*	1,395	146,112
QUALCOMM, Inc.	1,393	112,666
RealPage, Inc.*	347	23,534
Sabre Corp.	3,615	25,197
salesforce.com, Inc.*	275	48,067
ServiceNow, Inc.*	268	103,965
Skyworks Solutions, Inc.	5,932	703,179
SS&C Technologies Holdings, Inc.	381	22,058
SYNNEX Corp.	127	13,545
Synopsys, Inc.*	5,652	1,022,503
Teradyne, Inc.	7,134	478,121
Texas Instruments, Inc.	3,063	363,701
Trimble, Inc.*	1,080	42,250
Tyler Technologies, Inc.*	1,220	457,878
Ubiquiti, Inc.(a)	76	14,015
VeriSign, Inc.*	1,858	406,921
ViaSat, Inc.*	591	24,822
Visa, Inc., Class A	337	65,796
VMware, Inc., Class A*(a)	1,689	263,940
Western Digital Corp.	276	12,246
Western Union Co.(a)	41,929	839,419
WEX, Inc.*	330	48,866
Workday, Inc., Class A*	109	19,994
Xerox Holdings Corp.	5,540	87,975
Xilinx, Inc.	1,777	163,395
Zebra Technologies Corp., Class A*	431	112,629

(Cost $21,084,714)		22,575,194

Materials - 6.4%
Air Products and Chemicals, Inc.	2,383	575,852
Albemarle Corp.(a)	591	45,223
AptarGroup, Inc.	482	53,690
Arconic Corp.*	411	5,947
Ardagh Group SA, Class A	1,210	14,568
Ashland Global Holdings, Inc.	1,397	93,823
Avery Dennison Corp.	4,409	487,944
Axalta Coating Systems Ltd.*	4,522	104,504
Ball Corp.	4,532	322,950
Cabot Corp.	2,658	94,944
Celanese Corp.	6,714	603,656
CF Industries Holdings, Inc.	1,046	30,721
Corteva, Inc.	730	19,936
Crown Holdings, Inc.*	2,205	144,273
Domtar Corp.	2,950	60,180
Dow, Inc.	8,303	320,496
DuPont de Nemours, Inc.	1,318	66,862
Eagle Materials, Inc.	1,280	85,453
Eastman Chemical Co.	3,776	257,070
Ecolab, Inc.	1,105	234,901
FMC Corp.	1,940	190,915
Graphic Packaging Holding Co.	834	12,068
Huntsman Corp.	3,447	62,563
International Paper Co.	9,439	321,398
LyondellBasell Industries NV, Class A	5,286	337,035
Martin Marietta Materials, Inc.	270	51,864

NewMarket Corp.	306	133,456
Newmont Corp.	756	44,203
Nucor Corp.	5,854	247,390
Olin Corp.(a)	1,781	21,426
Packaging Corp. of America	3,702	375,420
PPG Industries, Inc.	3,411	346,796
Reliance Steel & Aluminum Co.	6,502	630,694
Royal Gold, Inc.	352	46,886
RPM International, Inc.	2,192	163,918
Scotts Miracle-Gro Co.	3,550	506,124
Sealed Air Corp.	2,893	92,865
Sherwin-Williams Co.	350	207,848
Silgan Holdings, Inc.	5,364	179,372
Sonoco Products Co.	3,334	172,735
Southern Copper Corp.(a)	591	21,453
Steel Dynamics, Inc.	3,857	102,442
Valvoline, Inc.	5,444	99,897
Vulcan Materials Co.	1,039	112,545
W.R. Grace & Co.	676	35,287
Westlake Chemical Corp.(a)	703	33,533
Westrock Co.	1,993	55,924

(Cost $8,967,081)		8,229,050

Real Estate - 5.5%
Alexandria Real Estate Equities, Inc. REIT	668	102,685
American Campus Communities, Inc. REIT	652	21,060
American Homes 4 Rent, Class A REIT	1,510	38,112
American Tower Corp. REIT	355	91,650
Americold Realty Trust REIT	1,718	61,350
Apartment Investment and Management Co., Class A REIT	8,315	306,574
Apple Hospitality REIT, Inc. REIT	8,100	82,701
AvalonBay Communities, Inc. REIT	839	130,892
Boston Properties, Inc. REIT	773	66,462
Brandywine Realty Trust REIT	4,423	42,682
Brixmor Property Group, Inc. REIT	13,202	147,334
Brookfield Property REIT, Inc., Class A REIT(a)	6,491	67,441
Camden Property Trust REIT	621	56,865
CBRE Group, Inc., Class A*	13,901	611,366
CoreSite Realty Corp. REIT	796	99,357
Corporate Office Properties Trust REIT	1,642	41,001
Cousins Properties, Inc. REIT(a)	916	28,506
Crown Castle International Corp. REIT	432	74,373
CubeSmart REIT	1,714	48,780
CyrusOne, Inc. REIT	332	24,681
Digital Realty Trust, Inc. REIT	276	39,623
Douglas Emmett, Inc. REIT	1,318	38,696
Duke Realty Corp. REIT	5,372	185,227
Empire State Realty Trust, Inc., Class A REIT	990	6,564
EPR Properties REIT	1,359	42,904
Equinix, Inc. REIT	150	104,644
Equity Commonwealth REIT	4,338	146,191
Equity LifeStyle Properties, Inc. REIT	2,849	177,493
Equity Residential REIT	1,402	84,905
Essex Property Trust, Inc. REIT	349	84,727
Extra Space Storage, Inc. REIT	1,133	109,618
Federal Realty Investment Trust REIT	507	40,514
Gaming and Leisure Properties, Inc. REIT	4,853	167,623
Healthcare Trust of America, Inc., Class A REIT	2,247	59,478
Healthpeak Properties, Inc. REIT(a)	9,109	224,446
Highwoods Properties, Inc. REIT	1,784	68,274
Host Hotels & Resorts, Inc. REIT	17,163	204,926
Howard Hughes Corp.*	144	7,294
Hudson Pacific Properties, Inc. REIT	1,075	25,983
Invitation Homes, Inc. REIT	1,239	32,586
Iron Mountain, Inc. REIT(a)	2,660	68,522
JBG SMITH Properties REIT	639	18,997
Jones Lang LaSalle, Inc.	1,790	183,296
Kilroy Realty Corp. REIT	1,399	79,911
Kimco Realty Corp. REIT(a)	11,795	131,042
Lamar Advertising Co., Class A REIT	2,767	183,452
Life Storage, Inc. REIT	872	85,003
Medical Properties Trust, Inc. REIT	21,795	394,054
Mid-America Apartment Communities, Inc. REIT	772	89,830
National Retail Properties, Inc. REIT	1,715	53,834
Omega Healthcare Investors, Inc. REIT(a)	1,754	54,620
Outfront Media, Inc. REIT	3,265	45,841
Park Hotels & Resorts, Inc. REIT	2,347	23,071
Prologis, Inc. REIT	3,320	303,780
Public Storage REIT	772	156,515
Rayonier, Inc. REIT	1,619	38,451
Realty Income Corp. REIT	839	46,405
Regency Centers Corp. REIT	852	36,457
Retail Properties of America, Inc., Class A REIT	3,670	19,891
SBA Communications Corp. REIT	162	50,889
Service Properties Trust REIT	2,540	17,145
Simon Property Group, Inc. REIT	729	42,063
SL Green Realty Corp. REIT(a)	434	18,280
Spirit Realty Capital, Inc. REIT	1,554	44,180
STORE Capital Corp. REIT	1,959	37,887
Sun Communities, Inc. REIT	509	69,830
UDR, Inc. REIT	1,317	48,703
Ventas, Inc. REIT	350	12,232
VEREIT, Inc. REIT	2,665	14,604
VICI Properties, Inc. REIT	10,114	198,437
Vornado Realty Trust REIT	752	27,230
Weingarten Realty Investors REIT	8,548	152,838
Welltower, Inc. REIT	511	25,892
Weyerhaeuser Co. REIT	8,038	162,287
WP Carey, Inc. REIT	1,563	93,639

(Cost $8,352,016)		7,024,696

AES Corp.	23,658	295,488
Alliant Energy Corp.	2,954	145,809
Ameren Corp.	3,442	257,221
American Electric Power Co., Inc.	2,876	245,179
American Water Works Co., Inc.	1,739	220,853
Atmos Energy Corp.	1,451	149,134
Avangrid, Inc.	380	16,902
CenterPoint Energy, Inc.	4,235	75,298
CMS Energy Corp.	3,782	221,550
Consolidated Edison, Inc.	2,101	157,701
Dominion Energy, Inc.	1,128	95,891
DTE Energy Co.	1,859	199,973
Duke Energy Corp.(a)	1,094	93,679
Edison International	2,543	147,774
Entergy Corp.	3,228	328,675
Essential Utilities, Inc.	2,649	115,920
Evergy, Inc.	852	52,560
Eversource Energy	2,633	220,382
Exelon Corp.	4,140	158,603
FirstEnergy Corp.	2,748	116,130
Hawaiian Electric Industries, Inc.	3,997	157,722
IDACORP, Inc.	1,119	104,324
MDU Resources Group, Inc.	3,214	69,937
National Fuel Gas Co.	921	38,654
NextEra Energy, Inc.	563	143,880
NiSource, Inc.	1,385	33,005
NRG Energy, Inc.	1,111	40,052
OGE Energy Corp.	4,324	135,428
Pinnacle West Capital Corp.	1,398	108,904
PPL Corp.	10,290	287,503
Public Service Enterprise Group, Inc.	4,077	208,090
Sempra Energy	1,315	166,098
Southern Co.	4,800	273,936
UGI Corp.	475	15,124
Vistra Energy Corp.	2,652	54,207
WEC Energy Group, Inc.	3,063	280,969
Xcel Energy, Inc.	4,163	270,720

(Cost $5,828,140)		5,703,275

TOTAL COMMON STOCKS (Cost $132,941,929)		127,456,807

RIGHTS - 0.0%
Communication Services - 0.0%
Liberty Media Corp-Liberty SiriusXM*(a) expires 6/5/20 (Cost $0)	407	4,424

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(b)(c) (Cost $155,027)	155,027	155,027

CASH EQUIVALENTS - 0.5%
DWS Government Money Market Series “Institutional Shares”, 0.12%(b) (Cost $703,748)	703,748	703,748

TOTAL INVESTMENTS - 99.6% (Cost $133,800,704)		$128,320,006
Other assets and liabilities, net - 0.4%		507,208

NET ASSETS - 100.0%		$128,827,214

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(b)(c)
35,815	119,212(d)	—	—	—	1,065	—	155,027	155,027
CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 0.12%(b)
1,501,074	5,746,546	(6,543,872)	—	—	17,048	—	703,748	703,748

1,536,889	5,865,758	(6,543,872)	—	—	18,113	—	858,775	858,775

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $4,520,093, which is 3.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $4,483,635.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2020.

REIT:	Real Estate Investment Trust

At May 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
E-Mini S&P 500 Futures	USD	4	$575,337	$608,400	6/19/2020	$33,063
E-Mini S&P MidCap 400 Futures	USD	4	656,000	704,920	6/19/2020	48,920

Total unrealized appreciation						$81,983

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2020.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$127,456,807	$—	$—	$127,456,807
Rights	4,424	—	—	4,424
Short-Term Investments(f)	858,775	—	—	858,775
Derivatives(g)
Futures Contracts	81,983	—	—	81,983

TOTAL	$128,401,989	$—	$—	$128,401,989

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.